Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 15 Commitments and Contingencies Lease Commitments The Company entered into leases for production plant in PRC and director’s quarter. Please refer to the Note 7 for the details.